NOTE 4 - PROPERTY AND EQUIPMENT - Schedule of Propery Plant and Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,125,142	$ 1,057,650
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	692,023	656,629	$ 576,419
Property, Plant and Equipment, Net	433,119	401,021	409,382
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	332,944	317,958	258,871
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	693,006	640,566	618,125
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 99,192	99,126	108,805
Total [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,057,650	$ 985,801